Income Taxes - Components of Loss Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (20,204)	$ (26,254)
Loss before income taxes	$ (20,204)	$ (26,254)